Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Banks - 6.7%
Fifth Third Bancorp	95,376	$ 3,548,941
First Citizens BancShares, Inc., Class A	2,073	3,389,355
Huntington Bancshares, Inc.	274,022	3,822,607
M&T Bank Corp.	28,138	4,092,391
Regions Financial Corp.	186,408	3,922,024

		18,775,318

Beverages - 1.5%
Constellation Brands, Inc., Class A	7,831	2,128,153
Keurig Dr. Pepper, Inc.	66,035	2,025,293

		4,153,446

Building Products - 2.6%
Carlisle Cos., Inc.	8,893	3,484,722
Fortune Brands Innovations, Inc.	43,703	3,700,333

		7,185,055

Capital Markets - 6.0%
Ameriprise Financial, Inc.	13,445	5,894,826
Blue Owl Capital, Inc.	54,761	1,032,793
Northern Trust Corp.	22,989	2,044,182
Raymond James Financial, Inc.	33,877	4,350,484
State Street Corp.	46,604	3,603,421

		16,925,706

Chemicals - 1.8%
Celanese Corp.	7,009	1,204,567
RPM International, Inc.	32,135	3,822,458

		5,027,025

Communications Equipment - 0.8%
Motorola Solutions, Inc.	6,331	2,247,378

Construction Materials - 1.7%
Martin Marietta Materials, Inc.	7,683	4,716,901

Consumer Finance - 0.8%
Discover Financial Services	17,837	2,338,252

Consumer Staples Distribution & Retail - 2.0%
Kroger Co.	40,990	2,341,759
US Foods Holding Corp. (A)	62,404	3,367,944

		5,709,703

Containers & Packaging - 3.1%
Ball Corp.	31,396	2,114,834
Packaging Corp. of America	19,824	3,762,199
Silgan Holdings, Inc.	60,127	2,919,767

		8,796,800

Distributors - 2.0%
Genuine Parts Co.	15,583	2,414,274
LKQ Corp.	61,987	3,310,726

		5,725,000

Diversified REITs - 0.5%
WP Carey, Inc.	24,381	1,376,064

Electric Utilities - 3.0%
Edison International	30,431	2,152,385
PG&E Corp.	214,429	3,593,830
Xcel Energy, Inc.	50,396	2,708,785

		8,455,000

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 4.5%
Acuity Brands, Inc.	12,980	$ 3,488,115
AMETEK, Inc.	23,388	4,277,665
Hubbell, Inc.	11,689	4,851,520

		12,617,300

Electronic Equipment, Instruments & Components - 4.4%
Amphenol Corp., Class A	27,880	3,215,958
CDW Corp.	8,907	2,278,232
Jabil, Inc.	5,527	740,342
Teledyne Technologies, Inc. (A)	8,177	3,510,550
Zebra Technologies Corp., Class A (A)	8,314	2,506,172

		12,251,254

Entertainment - 1.2%
Liberty Media Corp. - Liberty Live, Class C (A)	28,189	1,235,242
Take-Two Interactive Software, Inc. (A)	15,039	2,233,141

		3,468,383

Financial Services - 2.4%
Fidelity National Information Services, Inc.	34,323	2,546,080
MGIC Investment Corp.	132,340	2,959,123
Voya Financial, Inc.	15,376	1,136,594

		6,641,797

Food Products - 0.7%
Post Holdings, Inc. (A)	19,442	2,066,296

Gas Utilities - 0.8%
National Fuel Gas Co.	43,054	2,312,861

Health Care Equipment & Supplies - 1.5%
Globus Medical, Inc., Class A (A)	25,599	1,373,130
Zimmer Biomet Holdings, Inc.	21,357	2,818,697

		4,191,827

Health Care Providers & Services - 5.1%
Cencora, Inc.	21,178	5,146,042
Henry Schein, Inc. (A)	46,210	3,489,779
Laboratory Corp. of America Holdings	11,179	2,442,165
Quest Diagnostics, Inc.	14,345	1,909,463
Universal Health Services, Inc., Class B	7,805	1,424,100

		14,411,549

Health Care REITs - 0.4%
Ventas, Inc.	23,675	1,030,810

Hotel & Resort REITs - 0.4%
Host Hotels & Resorts, Inc.	60,062	1,242,082

Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	13,545	2,264,047
Expedia Group, Inc. (A)	20,147	2,775,249

		5,039,296

Household Durables - 1.0%
Mohawk Industries, Inc. (A)	20,715	2,711,386

Household Products - 0.4%
Energizer Holdings, Inc.	41,707	1,227,854

Transamerica Series Trust	Page 1

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial REITs - 0.7%
Rexford Industrial Realty, Inc.	36,545	$ 1,838,214

Insurance - 6.4%
Arch Capital Group Ltd. (A)	48,975	4,527,249
Globe Life, Inc.	15,333	1,784,301
Hartford Financial Services Group, Inc.	37,468	3,861,078
Loews Corp.	63,597	4,979,009
W.R. Berkley Corp.	30,963	2,738,368

		17,890,005

Interactive Media & Services - 0.9%
IAC, Inc. (A)	45,389	2,421,049

IT Services - 1.0%
GoDaddy, Inc., Class A (A)	24,596	2,919,053

Machinery - 9.1%
Dover Corp.	19,405	3,438,372
IDEX Corp.	11,286	2,754,010
ITT, Inc.	32,779	4,458,927
Lincoln Electric Holdings, Inc.	18,328	4,681,704
Middleby Corp. (A)	21,516	3,459,558
Snap-on, Inc.	14,899	4,413,382
Timken Co.	28,229	2,468,061

		25,674,014

Media - 0.5%
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	49,908	1,482,767

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	25,069	1,178,744

Multi-Utilities - 2.9%
CMS Energy Corp.	70,933	4,280,097
WEC Energy Group, Inc.	46,965	3,856,766

		8,136,863

Office REITs - 0.6%
Boston Properties, Inc.	25,282	1,651,167

Oil, Gas & Consumable Fuels - 3.9%
Coterra Energy, Inc.	89,504	2,495,372
Diamondback Energy, Inc.	21,099	4,181,189
Williams Cos., Inc.	110,916	4,322,396

		10,998,957

Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (A)	17,222	2,073,873

Real Estate Management & Development - 0.7%
CBRE Group, Inc., Class A (A)	20,822	2,024,731

Residential REITs - 3.1%
American Homes 4 Rent, Class A	63,326	2,329,130
AvalonBay Communities, Inc.	10,376	1,925,371
Essex Property Trust, Inc.	5,212	1,275,950
Mid-America Apartment Communities, Inc.	12,699	1,670,934
Sun Communities, Inc.	11,035	1,418,880

		8,620,265

Retail REITs - 2.1%
Brixmor Property Group, Inc.	39,535	927,096
Federal Realty Investment Trust	11,922	1,217,475

	Shares	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Kimco Realty Corp.	97,038	$ 1,902,915
Regency Centers Corp.	29,408	1,780,948

		5,828,434

Semiconductors & Semiconductor Equipment - 1.0%
Microchip Technology, Inc.	31,972	2,868,208

Specialized REITs - 1.7%
Rayonier, Inc.	54,977	1,827,435
Weyerhaeuser Co.	80,837	2,902,857

		4,730,292

Specialty Retail - 2.9%
AutoZone, Inc. (A)	1,068	3,365,962
Bath & Body Works, Inc.	51,026	2,552,321
Best Buy Co., Inc.	27,049	2,218,829

		8,137,112

Textiles, Apparel & Luxury Goods - 2.4%
Carter’s, Inc.	31,989	2,708,829
Ralph Lauren Corp.	12,048	2,262,132
Tapestry, Inc.	38,152	1,811,457

		6,782,418

Total Common Stocks (Cost $220,454,518)		275,900,509

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp., 2.50% (B), dated 03/28/2024, to be repurchased at $4,811,193 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $4,906,138.	$ 4,809,857	4,809,857

Total Repurchase Agreement (Cost $4,809,857)		4,809,857

Total Investments (Cost $225,264,375)		280,710,366
Net Other Assets (Liabilities) - 0.2%		495,978

Net Assets - 100.0%		$ 281,206,344

Transamerica Series Trust	Page 2

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$275,900,509	$—	$—	$275,900,509
Repurchase Agreement	—	4,809,857	—	4,809,857

Total Investments	$275,900,509	$4,809,857	$—	$280,710,366

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at March 31, 2024.
(C)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 3

Transamerica JPMorgan Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

SUBSEQUENT EVENT

Effective on or about May 1, 2024, the Portfolio will be renamed Transamerica TSW Mid Cap Value Opportunities VP. Also on the effective date, the Portfolio’s principal investment strategies, principal risks, portfolio managers and investment management and sub-advisory fee schedules will change.

Transamerica Series Trust	Page 4